Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 10,046,980	$ 5,556,506	$ 19,719,024	$ 11,775,315	$ 24,341,874	$ 14,226,794
TPA Services
Disaggregation of Revenue [Line Items]
Revenue	9,991,712	$ 5,556,506	19,574,380	$ 11,775,315
Captive Insurance
Disaggregation of Revenue [Line Items]
Revenue	$ 55,268		$ 144,644